Accrued Expenses - Schedule of Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued compensation and related expenses	$ 615	$ 1,495	$ 464
Accrued professional fees	252	338	90
Accrued research and development expenses	531	540	82
Accrued insurance	218	389
Accrued other	306	254	105
Total	$ 1,922	$ 3,016	$ 741